Credit Quality of Financing Receivables and the Allowance for Credit Losses	12 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Credit Quality of Financing Receivables and the Allowance for Credit Losses
8. Credit Quality of Financing Receivables and the Allowance for Credit Losses
The Company and its subsidiaries provide the following information disaggregated by portfolio segment and class of financing receivable.
Allowance for credit losses—by portfolio segment

Credit quality of financing receivables—by class

•	Impaired loans

•	Credit quality indicators

•	Non-accrual and past-due financing receivables
Information about troubled debt restructurings—by class
A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans and net investment in leases. Classes of financing receivables are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk, and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financing receivables. Classes of financing receivables generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of our debtors.
The following table provides information about the allowance for credit losses for fiscal 2020:

	March 31, 2020
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other
Allowance for credit losses:
Beginning balance	¥21,195	¥919	¥20,662	¥3,186	¥12,049	¥58,011
Provision (Reversal)	12,254	903	7,988	(24)	3,304	24,425
Charge-offs	(13,723)	(1)	(6,548)	(1,789)	(2,859)	(24,920)
Recoveries	554	0	133	77	24	788
Other*2	262	(35)	(877)	8	(826)	(1,468)

Ending balance	¥20,542	¥1,786	¥21,358	¥1,458	¥11,692	¥56,836

Individually evaluated for impairment	3,602	228	8,950	667	0	13,447
Not individually evaluated for impairment	16,940	1,558	12,408	791	11,692	43,389

Financing receivables:
Ending balance	¥2,171,139	¥132,081	¥1,296,854	¥13,218	¥1,080,964	¥4,694,256

Individually evaluated for impairment	26,533	2,466	55,216	1,605	0	85,820
Not individually evaluated for impairment	2,144,606	129,615	1,241,638	11,613	1,080,964	4,608,436

Note:	Loans held for sale are not included in the table above.
*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

*2	Other mainly includes foreign currency translation adjustments.
In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors:

•	business characteristics and financial conditions of obligors;

•	current economic conditions and trends;

•	prior charge-off experience;

•	current delinquencies and delinquency trends; and

•	value of underlying collateral and guarantees.
The Company and its subsidiaries individually develop the allowance for credit losses for impaired loans. For non-impaired
loans, including loans that are not individually evaluated for impairment, and net investment in leases, the Company and its subsidiaries evaluate prior charge-off
experience as segmented by debtor’s industry and the purpose of the loans and develop the allowance for credit losses based on such prior charge-off
experience as well as current economic conditions.
In common with all portfolio segments, a deterioration of debtors’ condition may increase the risk of delay in payments of principal and interest. For loans to consumer borrowers, the amount of the allowance for credit losses is changed by the variation of individual debtors’ creditworthiness and value of underlying collateral and guarantees, and the prior charge-off
experience. For loans to corporate other borrowers and net investment in leases, the amount of the allowance for credit losses is changed by current economic conditions and trends, the value of underlying collateral and guarantees, and the prior charge-off
experience in addition to the debtors’ creditworthiness.
The decline of the value of underlying collateral and guarantees may increase the risk of inability to collect from the loans and net investment in leases. Particularly for non-recourse
loans for which cash flow from real estate is the source of repayment, their collection depends on the real estate collateral value, which may decline as a result of decrease in liquidity of the real estate market, rise in vacancy rate of rental properties, fall in rents and other factors. These risks may change the amount of the allowance for credit losses. For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtors’ creditworthiness. Thus, these risks may change the amount of the allowance for credit losses.
In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal, mainly based upon an evaluation of the relevant debtors’ creditworthiness and the liquidation status of collateral.
The Company and its subsidiaries recognize installment loans other than purchased loans and loans to consumer borrowers as impaired loans when principal or interest is past-due
90 days or more, or it is probable that the Company and its subsidiaries will be unable to collect all amounts due according to the contractual terms of the loan agreements due to various debtor conditions, including insolvency filings, suspension of bank transactions, dishonored bills and deterioration of businesses. For non-recourse
loans, in addition to these conditions, the Company and its subsidiaries perform an impairment review using financial covenants, acceleration clauses, loan-to-value
ratios, and other relevant available information.
For purchased loans, the Company and its subsidiaries recognize them as impaired loans when it is probable that the Company and its subsidiaries will be unable to collect book values of the remaining investment due to factors such as a decline in the real estate collateral value and debtors’ creditworthiness since the acquisition of these loans. The Company and its subsidiaries consider that loans to consumer borrowers, including real estate loans, card loans and other, are impaired when terms of these loans are modified as troubled debt restructurings. Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.
In common with all classes, impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-recourse
loans, in principle, the estimated collectible amount is determined based on the fair value of the collateral securing the loans as they are collateral-dependent. Further for certain non-recourse
loans, the estimated collectible amount is determined based on the present value of expected future cash flows. The fair value of the real estate collateral securing the loans is determined using appraisals prepared by independent third-party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. We generally obtain a new appraisal once a fiscal year. In addition, we periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions which may materially affect its fair value. For impaired purchased loans, the Company and its subsidiaries develop the allowance for credit losses based on the difference between the book value and the estimated collectible amount of such loans.
The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for fiscal 2020:

	March 31, 2020
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥24,721	¥446	¥403
	Real estate loans	5,077	141	137
	Card loans	3,926	57	50
	Other	15,718	248	216
Corporate borrowers		37,103	121	119
Non-recourse loans	Japan	137	2	2
	The Americas	2,954	0	0
Other than Non-recourse loans	Real estate companies in Japan	1,621	30	30
	Real estate companies in overseas	5,785	0	0
	Commercial, industrial and other companies in Japan	6,754	76	75
	Commercial, industrial and other companies in overseas	19,852	13	12
Purchased loans		3,108	139	139

Total		¥64,932	¥706	¥661

Note: Loans held for sale are not included in the table above.
*	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.
The following table provides information about troubled debt restructurings of financing receivables that occurred during fiscal 2020:

	March 31, 2020
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥12,041	¥9,025
	Real estate loans	19	17
	Card loans	1,899	1,396
	Other	10,123	7,612
Corporate borrowers		4,785	4,779
Non-recourse loans	The Americas	751	751
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	4,034	4,028

Total		¥16,826	¥13,804

A troubled debt restructuring is defined as a restructuring of a financing receivable in which the creditor grants a concession to the debtor for economic or other reasons related to the debtor’s financial difficulties.
The Company and its subsidiaries offer various types of concessions to our debtors to protect as much of our investment as possible in troubled debt restructurings. For the debtors of non-recourse
loans, the Company and its subsidiaries offer concessions including an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. For the debtors of all financing receivables other than non-recourse
loans, the Company and its subsidiaries offer concessions such as a reduction of the loan principal, a temporary reduction in the interest payments, or an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. In addition, the Company and its subsidiaries may acquire collateral assets from the debtors in troubled debt restructurings to satisfy fully or partially the loan principal or past due interest.
In common with all portfolio segments, financing receivables modified as troubled debt restructurings are recognized as impaired and are individually evaluated for a valuation allowance. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the restructurings. However, as a result of the restructuring, the Company and its subsidiaries may recognize additional provision for the restructured receivables.
As of March 31, 2020, due to the spread of the
COVID-19,
although the Company and its subsidiaries accepted payment deferral requests other than the above mentioned troubled debt restructuring, those financing receivables are not included in the above mentioned troubled debt restructuring as the Company and its subsidiaries determined those receivables based on the definition of troubled debt restructuring.
The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2020 and for which there was a payment default during fiscal 2020:

	March 31, 2020
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥1,687
	Card loans	22
	Other	1,665
Corporate borrowers		25
Other than Non-recourse loans	Commercial, industrial other companies in overseas	25

Total		¥1,712

The Company and its subsidiaries consider financing receivables whose terms have been modified in a restructuring as defaulted receivables when principal or interest is past-due
90 days or more in accordance with the modified terms.
In common with all portfolio segments, the Company and its subsidiaries suspend accruing revenues and may recognize additional provision as necessary for the defaulted financing receivables.